Investment in affiliates	12 Months Ended
Dec. 31, 2015
Investment in affiliates
Investment in affiliates

5. Investment in affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31
	2014		2015
	$	%	$	%
Equity method
Shanghai Wuling Investment Center (“Wuling Center”)	—	—	1,550,359	1.1%
Shanghai Guochen Equity Management Co., Ltd (“Guochen”)	—	—	709,576	8.3%
Shenzhen Guojinwenying Fund Management Co, Ltd(“Guojinwenying”)	735,414	45%	701,714	45%
Shanghai JupaiHehui Asset management Co., Ltd. (‘‘Hehui’’)	560,549	49%	587,337	49%
Others	743,586		1,799,799

Total equity method investments	2,039,549		5,348,785

Cost method
Institutions Quotation System Co., Ltd (“ZhongZheng”)	—	—	4,619,933	1%
Shanghai Star Investment Co., Ltd.(“Star Investment”)	—	—	1,378,280	9.0%
Others	245,138		230,997

Total cost method investments	245,138		6,229,210

Total investments	2,284,687		11,577,995

The investments above are accounted for using equity method of accounting or cost method accounting.

Total equity method investment was $2,039,549 and $5,348,785 as of December 31, 2014 and 2015, respectively.

The Group obtained an investment in Wuling Center through the Scepter acquisition in July 2015. Shanghai Yidezhen Equity Investment Center (“Yidezhen”) held 1.1% equity interest in Wuling Center as a general partner as of December 31, 2015. Wuling Center is not consolidated by the Group as the Group does not control Wuling Center given that unrelated limited partners have substantive kick-out rights that allow them to remove the general partner without cause. Yidezhen acts as general partner in Wuling, which provides the Group with significant influence over the operating and financial policies of the investee, so the Group accounts for this investment by equity method.

Guochen was acquired as a result of Scepter acquisition in July 2015. In 2014, Shanghai Yidezhao Equity Investment Center (“Yidezhao”) formed Guochen with several unrelated third party investors and contributed RMB2,500,000 ($408,563) for a 8.3% equity interest in Guochen. Yidezhao can exercise significant influence through board representation and, as such, the Group accounted for the investment using equity method of accounting.

In 2014, the Group invested RMB 4,500,000 for a 45% equity interest in Guojinwenying and accounted for the investment using the equity method of accounting. Its main operating business is fund management.

Hehui used to be a consolidated subsidiary of the Group in which the Group owned 65% equity interest. In September 2014, the Group disposed of a 16% equity interest in Hehui to an unrelated third party, determined the Group no longer controlled the entity and as a result deconsolidated Hehui. The remaining 49% equity interest in Hehui was remeasured at fair value and has been subsequently accounted for as equity method investment.

In addition to the above, the Group also held investments in several fund management companies, none of which is individually material.

Total cost method investment was $245,138 and $6,229,210 as of December 31, 2014 and 2015 respectively.

In 2015, the Group invested RMB 30,000,000 ($4,884,243) for 1% equity interest in ZhongZheng which is a financial institution offering quotation, issue and transfer services in China, and accounted for the investment under the cost method of accounting.

The Group obtained an investment in Shanghai Star Investment Co., Ltd as a result of the Scepter acquisition in July 2015. Shanghai Yidezeng Equity Investment Center (“Yidezeng”), the subsidiary of Scepter held 9.0% equity interest in Star Investment as of December 31, 2015. The Group accounts for this investment under the cost method of accounting as it does not have significant influence over the operating or financial policies of the investee.